Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4) ($)	Net (Loss) Income (in thousands)(5) ($)
2025	2,508,370	2,050,563	1,431,235	1,152,236	64.43	(119,721)
2024	3,379,876	891,406	2,419,582	1,713,457	92.95	(65,002)
2023	3,172,433	5,137,629	1,529,285	1,728,086	138.36	132,330

(1)
For 2025, our PEO was Dr. Sandrock, and our Non-PEO NEOs were Ms. Fahey Sandell, Ms. Swartz, and Dr. Ferguson. For 2024, our PEO was Dr. Sandrock, and our Non-PEO NEOs were Dr. Ferguson and Dr. Jorgensen. For 2023, our PEO was Dr. Sandrock and our Non-PEO NEOs were Ms. Fahey Sandell and Ms. Swartz.

(2)
The CAP Amounts have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by our PEO and Non-PEO NEOs. These amounts reflect the SCT Amounts for each year, adjusted as described in footnote 3 below.
(3)
The CAP Amounts reflect the exclusions and inclusions for the PEO and the Non-PEO NEOs set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

(4)
Total shareholder return (“TSR”) assumes an investment of $100 in our common stock on the last trading day before the earliest fiscal year in the above table through and including the end of the fiscal year for which the TSR is calculated. The closing stock price of one share of our common stock on December 31, 2022, was $6.10.

(5)
Net (loss) income as reported in our Annual Report on Form 10-K for the relevant fiscal year.

Named Executive Officers, Footnote
(1)
For 2025, our PEO was Dr. Sandrock, and our Non-PEO NEOs were Ms. Fahey Sandell, Ms. Swartz, and Dr. Ferguson. For 2024, our PEO was Dr. Sandrock, and our Non-PEO NEOs were Dr. Ferguson and Dr. Jorgensen. For 2023, our PEO was Dr. Sandrock and our Non-PEO NEOs were Ms. Fahey Sandell and Ms. Swartz.

PEO Total Compensation Amount	$ 2,508,370	$ 3,379,876	$ 3,172,433
PEO Actually Paid Compensation Amount	$ 2,050,563	891,406	5,137,629
Adjustment To PEO Compensation, Footnote
Name and Principal Position	Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards from Summary Compensation Table for PEO ($)	Inclusion of Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for PEO ($)	Inclusion of Change In Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in Any Prior Year for PEO ($)	Inclusion of Vesting Date Fair Value of Awards Granted During Year that Vested During Year for PEO ($)	Inclusion of Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for PEO ($)	Exclusion of Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Compensation Actually Paid to PEO ($)
Alfred Sandrock, M.D., Ph.D. Chief Executive Officer, President, and Director	2025	2,508,370	(1,455,800)	1,151,773	(254,595)	138,073	(37,258)	—	2,050,563
	2024	3,379,876	(2,360,800)	1,506,700	(1,478,112)	257,348	(413,606)	—	891,406
	2023	3,172,433	(2,157,863)	2,199,100	1,076,411	299,050	548,498	—	5,137,629

Non-PEO NEO Average Total Compensation Amount	$ 1,431,235	2,419,582	1,529,285
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,152,236	1,713,457	1,728,086
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Average Stock Awards and Option Awards from Summary Compensation Table for Non-PEO NEOs ($)	Inclusion of Average Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day or Year for Non-PEO NEOs ($)	Inclusion of Average Change In Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in Any Prior Year for Non-PEO NEOs ($)	Inclusion of Average Vesting Date Fair Value of Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Inclusion of Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for Non-PEO NEOs ($)	Exclusion of Average Fair Value at Last Day or Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Compensation Actually Paid to Other Non-PEO NEOs ($)
2025	1,431,235	(588,177)	355,461	(101,570)	55,784	(54,218)	53,721	1,152,236
2024	2,419,582	(1,989,100)	1,282,975	—	—	—	—	1,713,457
2023	1,529,285	(1,043,962)	1,000,309	116,252	49,839	76,363	—	1,728,086

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 64.43	92.95	138.36
Net Income (Loss)	$ (119,721,000)	(65,002,000)	132,330,000
PEO Name	Dr. Sandrock
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,455,800)	(2,360,800)	(2,157,863)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,151,773	1,506,700	2,199,100
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(254,595)	(1,478,112)	1,076,411
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,073	257,348	299,050
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,258)	(413,606)	548,498
PEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(588,177)	(1,989,100)	(1,043,962)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	355,461	1,282,975	1,000,309
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(101,570)		116,252
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,784		49,839
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,218)		76,363
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 53,721